Cash due from banks (Tables)	12 Months Ended
Dec. 31, 2017
Cash and Cash Equivalents [Abstract]
Schedule of cash due from banks

	December 31, 2017			December 31, 2016
	Bermuda	Non-Bermuda	Total	Bermuda	Non-Bermuda	Total
Non-interest bearing
Cash and demand deposits with banks	24,189	65,192	89,381	28,690	82,051	110,741

Interest bearing¹
Demand deposits with banks	215,363	124,893	340,256	138,123	188,314	326,437
Cash equivalents	330,247	775,254	1,105,501	976,557	687,916	1,664,473
Sub-total - Interest bearing	545,610	900,147	1,445,757	1,114,680	876,230	1,990,910

Total cash due from banks	569,799	965,339	1,535,138	1,143,370	958,281	2,101,651
¹ Interest bearing cash due from banks includes certain demand deposits with banks as at December 31, 2017 in the amount of $203.3 million (December 31, 2016: $305.3 million) that are earning interest at a negligible rate.